Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income/(loss)	$ 50,304	$ (1,045,590)
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	45,098	84,282
Impairment of goodwill		39,403
Shares issued for services		31,875
Amortization of debt discount		350,000
Stock options expense	50,637	128,629
Changes in operating assets and liabilities
Accounts receivable	12,606	(46,380)
Accounts payable	(102,168)	158,766
Net cash flows used in operating activities	56,477	(299,015)
Cash flows from investing activities
Capital assets - computers		(1,066)
Payment for intangible assets	(658)	(1,500)
Net cash flows used in investing activities	(658)	(2,566)
Cash flows from financing activities
Repayment of notes payable	(128,216)
Proceeds from notes payable		350,000
Net cash flows used in financing activities	(128,216)	350,000
Effect of translation on cash		(10,337)
Net increase(decrease) in cash	(72,397)	38,082
Cash and cash equivalents, beginning of period	106,673	68,591
Cash and cash equivalents, end of period	34,276	106,673
Supplemental disclosure:
Interest paid on notes	44,549	31,885
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for purchase of assets		71,100
Beneficial conversion feature on convertible promissory notes		$ 350,000